OPERATIONS - Acquisition of GVT Participacoes S.A. ("GVTPart.") (Details) - May 28, 2015 - GVT Participacoes S.A. ("GVTPart") R$ / shares in Units, R$ in Thousands, € in Millions	BRL (R$) shares	EUR (€)	BRL (R$) R$ / shares
Acquisition of GVT Participacoes S.A. ("GVTPart.")
Payment for acquisition		€ 4,663	R$ 15,964,853
Shares issued as a percent of capital stock after the merger of shares		12.00%	12.00%
Capital increased | R$	R$ 9,666,021
Par value | R$ / shares			R$ 0
Common shares
Acquisition of GVT Participacoes S.A. ("GVTPart.")
Shares issued (in shares)	68,597,306
Preferred shares
Acquisition of GVT Participacoes S.A. ("GVTPart.")
Shares issued (in shares)	134,320,885